Reportable Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Reportable Segment Information	Reportable Segment Information:
An operating segment is generally defined as a component of a business for which discrete financial information is available and whose operating results are regularly reviewed by the chief operating decision maker (“CODM”). We report our segment information in the same way that management internally organizes our business for assessing performance and making decisions regarding the allocation of resources in accordance with ASC 280, Segment Reporting. We have one reportable operating segment.
As an electric membership cooperative, our single reportable operating segment is providing wholesale electric service to our members, primarily from our diverse energy portfolio of generation assets. Our operating revenues are derived primarily from wholesale power contracts we have with each of our 38 members. Pursuant to our contracts, we primarily provide two services, capacity and energy.
Our Chief Operating Decision Maker is identified as our President and Chief Executive Officer because our CODM has the final authority over performance assessment and resource allocation decisions. Due to our diverse energy portfolio of generation assets, our CODM regularly receives and uses discrete financial information about our single reportable segment in our CODM’s performance assessment and resource allocation decisions, predominantly in the budgeting and forecasting process.
Our CODM manages our business on a consolidated basis and uses "net margin" as reported within our consolidated statements of revenues and expenses to allocate resources and assess performance. Segment net margin is determined on the same basis as net margin presented within our consolidated financial statements.
Within our reportable operating segment, there are significant expense categories regularly provided to the CODM and included in the measure of our segment’s net margin. Our reportable segment's significant expenses include fuel expense, production expense, depreciation and amortization and interest expense as reported within our consolidated statements of revenues and expenses and notes to our consolidated financial statements. Our CODM uses these identified significant segment expenses and other segment information, including capacity and energy sales to members and investment income when allocating resources accordingly and assessing performance of all our generating assets to provide environmentally responsible, safe, reliable and affordable electricity to our members.
Fuel expense primarily includes nuclear fuel burn, coal inventory burn, natural gas purchases, natural gas transportation charges, and settlement of our natural gas derivatives.
Production expense primarily includes operation and maintenance, major maintenance outage expenses for our generating fleet of assets, and administrative and general expenses.
Depreciation expense is computed on additions when they are placed in service using the composite straight-line method and considered a significant segment expense as it is a measure of the remaining useful lives of our generating assets.
Interest expense is considered a significant segment expense as we are exposed to the risk of changes in interest rates relating to a portion of our debt.
The accounting policies of our reportable segment are the same as those described in Note 1, Summary of significant accounting policies.
The measure of our segment's assets is reported within our consolidated balance sheets as "total assets". Our segment asset line items, provided to our CODM, are consistent with those reported within our consolidated balance sheets.